Fair Value Disclosures - Summary of Valuation of Investment in Box Ships (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 20,453,125	$ 38,805,802
Investment in equity affiliate - Box Ships Inc. (Loss)	(14,349,546)
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 20,453,125